STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended							203 Months Ended	206 Months Ended
	Mar. 07, 2014	Mar. 11, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2013	Mar. 31, 2014	Feb. 14, 2014
Stockholders Equity [Line Items]
Preferred Stock, shares authorized			100,000,000		100,000,000							100,000,000	100,000,000
Preferred stock dividend			$ 1,114,516	$ 586,417	$ 2,395,520	$ 2,511,412						$ 13,317,555	$ 14,432,071
Preferred stock, additional shares available for issuance					87,800,000
Convertible preferred stock, conversion price	$ 0.25
Preferred stock, par value					$ 1							$ 1
Preferred stock dividends
Preferred stock, shares reserved for future issuance					15,600,000							15,600,000
Preferred stock, conversion, percent of stated value	0.00%
Common Stock, shares authorized			800,000,000		800,000,000	800,000,000						800,000,000	800,000,000
Common Stock, Par Value			$ 0.001		$ 0.001	$ 0.001						$ 0.001	$ 0.001
Number of preferred shares converted	40,800,000
Exercise price	$ 0.3125	$ 0.3125	$ 0.3125										$ 0.3125
Expected life	5 years	5 years	4 years 11 months 12 days
Expected volatility rate		28.30%	28.30%		28.00%
Expected dividends		0.00%	0.00%		0.00%
Risk free interest rate, minimum					0.75%
Risk free interest rate, maximum					1.89%
Aggregate intrinsic value of options outstanding and exercisable			2,933,000		1,194,000							1,194,000	2,933,000
Unrecognized compensation cost related to stock option			186,000		86,000							86,000	186,000
Non-vested options expected to vest			14,010,000		9,544,000
Grant date fair value of these unvested options			2,397,500		263,650							263,650	2,397,500
Conversion of convertible notes to common share	10,200,000			1,226,042	1,226,042							13,175,491	13,175,491
Number of common stock issued in exchange for convertible notes	20,400,000		1,426,070		1,634,615
Purchase agreement, amount of shares	16,575,000				8,500,000							8,500,000		2,762,500
Period for purchase of common stock under agreement					32 months
Amount of shares that can be sold as often as every two business days					50,000
Issuance price of common stock per share					$ 0.10
Number of business days in which up to $50,000 amount of stock can be sold					2 years
Proceeds from issuance of common stock	9,451,000
Issuance of common stock for commitment fee			750,000
Number of shares to be purchased			44,251,616		26,437,617							26,437,617	44,251,616
Warrant exercise price per share	0.5000
Weighted-average fair value of options granted					$ 0.03	$ 0.04
Exercise price, lower limit					$ 0.04
Exercise price, upper limit					$ 21.57
Options exercisable			1,441,300		34,505,642							34,505,642	1,441,300
Exercisable - weighted average exercise price					$ 0.23							$ 0.23
Shares called by options		20,400,000	20,400,000										20,400,000
Stock-based compensation expense			57,000		456,900	63,100
2006 Stock Option Plan [Member]
Stockholders Equity [Line Items]
Common stock shares reserved for future issuance					38,469,000							38,469,000
Shares called by options					9,455,000							9,455,000
Percentage of outstanding shares that are fully diluted.					15.00%
Stock Options [Member]
Stockholders Equity [Line Items]
Expected volatility rate			28.00%
Expected dividends			0.00%
Risk free interest rate, minimum			0.80%
Risk free interest rate, maximum			1.70%
Maximum [Member]
Stockholders Equity [Line Items]
Exercise price					$ 0.165							$ 0.165
Expected life					10 years
Maximum [Member] | Stock Options [Member]
Stockholders Equity [Line Items]
Exercise price			$ 0.24										$ 0.24
Expected life			10 years
Minimum [Member]
Stockholders Equity [Line Items]
Exercise price					$ 0.106							$ 0.106
Expected life					5 years
Minimum [Member] | Stock Options [Member]
Stockholders Equity [Line Items]
Exercise price			$ 0.195										$ 0.195
Expected life			5 years
Research and development [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense			5,000		112,500	13,200
General and administrative [Member]
Stockholders Equity [Line Items]
Stock-based compensation expense			52,000		344,400	49,900
Common Stock [Member]
Stockholders Equity [Line Items]
Preferred stock dividends
Issuance of common stock for cash, shares			2,483,399		21,021,262	28,460,908	17,335,942	7,174,186			240,929
Issuance of common stock for commitment fee			750,000		500,000
Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share					$ 0.112	$ 0.129
Issuance of common stock for cash, shares					21,015,170	28,460,908	1,153,846
Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Purchase agreement, amount of shares					6,000,000							6,000,000
Amount of shares that can be sold as often as every two business days					50,000
Issuance price of common stock per share					$ 0.10
New Purchase Agreement [Member]
Stockholders Equity [Line Items]
Issuance of common stock for cash, shares			2,425,709
Proceeds from issuance of common stock			300,000
Exercisable - weighted average exercise price			$ 0.124										$ 0.124
Additional shares issued			57,690
Remaining value under purchase agreement			2,400,000
Subsequent Event [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share	$ 0.30
Proceeds from issuance of common stock	9,451,000
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Stockholders Equity [Line Items]
Issuance price of common stock per share					$ 0.124
Issuance of common stock for cash, shares					2,425,709
Proceeds from issuance of common stock					300,000
Additional shares issued					57,690
Preferred Stock A [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized			12,000,000		12,000,000	12,000,000						12,000,000	12,000,000
Preferred stock dividends					16,601	17,482
Issuance of shares of stock as a dividend					165,502	150,008
Number of preferred shares converted			0	0	0	3,003						9,558,112	9,558,112
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Convertible preferred stock, conversion price					$ 0.035
Preferred stock, par value					$ 100							$ 100
Preferred stock, dividend rate										10.00%
Issuance of shares of stock as a dividend					7,461.55	6,780.79
Fair value of stock dividend					2,378,919	2,493,930
Number of preferred shares converted			0	0	198.27	140.87						22,774.45	22,784.49
Series B Preferred Stock [Member] | Event of Default [Member]
Stockholders Equity [Line Items]
Preferred stock, dividend rate					10.00%
Threshold amount of judgement loss that triggers default status					$ 100,000